Income Tax Status	12 Months Ended
Dec. 31, 2025
Metropolitan Commercial Bank 401(k) Plan
Income Tax Status
Income Tax Status

6. Income Tax Status

The Plan has adopted a Non-Standardized Pre-Approved Profit Sharing Plan with CODA (Pre-Approved Plan) sponsored by FMR LLC, doing business as Fidelity Institutional Asset Management (FMR). The Internal Revenue Service (IRS) has opined and informed FMR by a letter dated June 30, 2020, stating that the form of the pre-approved plan document was in compliance with the applicable requirements of the IRC. Although the Plan has been amended since adopting the pre-approved plan document, the Plan administrator believes the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the IRC and, therefore, believes the Plan is qualified, and the related trust is tax-exempt.

GAAP requires Plan management to evaluate the tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.